Balance Sheet Components (Details) - Blade Therapeutics, Inc. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Components (Details) [Line Items]
Depreciation expanse	$ 0.3	$ 0.3
Accrued expenses	3.3
Recognized an expense	$ 1.9